Finance Lease, Right-of-use Asset and Finance Lease Liability	6 Months Ended
Jun. 30, 2025
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Finance Lease, Right-of-use Asset and Finance Lease Liability
7.	Finance Lease, Right-of-use Asset and Finance Lease Liability:

On January 23, 2025, the Company entered into a six-month bareboat charter agreement with an unaffiliated third party for a secondhand Capesize vessel, the Blueship. The Company advanced a down payment of $4,000 which was paid upon signing of the agreement and another down payment of $4,000 upon delivery of the vessel to the Company, which took place on February 25, 2025. The Company will be paying a daily charter rate of $10 over the period of the bareboat charter, while it also has a purchase obligation of $22,500 at the end of the bareboat charter.
During the six-month period ended June 30, 2025 and 2024, the amortization of the right-of-use assets amounted to $728 and $658 and are presented in the Company’s unaudited interim condensed consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liabilities for the same period of 2025 and 2024 amounted to $363 and $559, respectively (Note 13). As of June 30, 2025, the right-of-use asset amounted to $31,653 and is presented under “Finance lease, right-of-use asset” in the accompanying unaudited interim condensed consolidated balance sheets. The weighted average remaining lease term for the bareboat charter was 0.34 years as of June 30, 2025.

The annual lease payments under the Blueship bareboat charter agreement, taking into consideration the subsequent financing described in Note 16 for the sale and leaseback agreement with an affiliate of Kowa Kaiun Co. Ltd. are as follows:

Twelve month periods ending June 30,	Amount
2026	2,946
2027	3,214
2028	3,214
2029	3,214
Thereafter	10,214
Total undiscounted lease payments	22,802
Less: Discount based on incremental borrowing rate	(155)
Present value of finance lease liabilities	22,647

Finance lease liability, current	2,792
Finance lease liability, non-current	19,855
Present value of finance lease liabilities	22,647